Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stockholders' Equity
5. Stockholders’ Equity	As of September 30, 2013, pursuant to the Company’s certificate of incorporation, the Company is authorized to issue 19,000,000 shares of Common Stock, 2,500,000 shares of Series A Preferred Stock and 7,000,000 shares of Series B Preferred Stock at a par value of $0.0001. Each share of the Company’s Common stock is entitled to one vote and all shares rank equally as to voting and other matters.

On October 31, 2013 the Company approved a 3-for-1 reverse stock split on its capital stock. The Company did not change the par value of the shares. The stockholders’ equity section of the accompanying financial statements and all share numbers disclosed throughout the financial statements have been retroactively adjusted to give effect to the reverse stock split.

Series A Convertible Preferred Stock	During 2012, the Company issued 416,667 shares of Series A Convertible Preferred Stock at $0.60 per share for proceeds consisting of $250,000 in cash.

During 2011, the Company issued 416,667 shares of Series A Convertible Preferred Stock at $0.60 per share for proceeds consisting of $250,000 in cash.

Series B Convertible Preferred Stock	During 2012, the Company issued 1,835,000 shares of Series B Convertible Preferred Stock at $3.00 per share for proceeds consisting of $5,505,000 in cash.

Dividends	The holders of each series of Preferred Stock are entitled to receive dividends equal to 8% of the original issue price on each outstanding share of Preferred Stock, when and if declared by the Board of Directors. To date, no dividends have been declared.

Liquidation preference	In the event of any liquidation, dissolution or winding up, Series B Preferred Stockholders are entitled to receive prior to any assets distributed to Series A Preferred stockholders or Common stockholders, an amount equal to $3.00 for each outstanding share of Series B Preferred Stock plus declared but unpaid dividends, if any. Upon complete distribution to holders of Series B Preferred Stock, Series A Preferred stockholders are entitled to receive $0.60 for each outstanding share of Series A Preferred Stock plus declared but unpaid dividends, if any.

After payment of the full Preferred Stock liquidation amount, the remaining funds and assets of the Company legally available for distribution will be distributed ratably to the holders of Common Stock and Preferred Stock on an “as if converted to Common Stock” basis.

If, upon any such liquidation event, the remaining assets of the Company available for distribution are insufficient to pay the holders of Preferred Stock the full amount of the Preferred Stock liquidation payment, each of the holders of Preferred Stock will share ratably in any distribution of the remaining assets and funds of the Company in proportion to the respective amounts that would otherwise be payable.

Voting rights	Each outstanding share of Preferred Stock is entitled to a number of votes equal to the number of whole shares of Common Stock into which such shares of Preferred Stock are then convertible.

Conversion

Each share of Series A Preferred and Series B Preferred Stock is convertible, at the option of the holder, at any time into such number of fully paid and non-assessable shares of Common Stock determined by multiplying each share of Preferred Stock by the original issue price and dividing the result by the conversion price, subject to adjustment. Initially, the conversion price was $0.60 for the Series A Preferred Stock and $3.00 for the Series B Preferred Stock.

Each share of Preferred Stock will be automatically converted into shares of Common Stock at any time upon the closing of a firm commitment underwritten public offering of shares of Common Stock in which the aggregate gross proceeds from such offering to the Company is at least $10,000,000 and the price paid by the public for such shares is at least $6.00 per share, or at the election by the holders of at least a majority of the voting power of the then outstanding shares of Preferred Stock voting as a single class on an as converted to Common Stock basis.

4. Stockholders’ Equity	As of December 31, 2012, the Company was authorized to issue 14,000,000 shares of Common Stock, 2,500,000 shares of Series A Preferred Stock and 7,000,000 of Series B Preferred Stock.

Series A Convertible Preferred Stock	During 2012, the Company issued 416,667 shares of Series A Convertible Preferred Stock at $0.60 per share for proceeds consisting of $250,000 in cash.

During 2011, the Company issued 416,667 shares of Series A Convertible Preferred Stock at $0.60 per share for proceeds consisting of $250,000 in cash.

Series B Convertible Preferred Stock	During 2012, the Company issued 1,835,000 shares of Series B Convertible Preferred Stock at $3.00 per share for proceeds consisting of $5,505,000 in cash.

Dividends	The holders of each series of Preferred Stock are entitled to receive dividends equal to 8% of the original issue price on each outstanding share of Preferred Stock, when and if declared by the Board of Directors. To date, no dividends have been declared.

Liquidation preference	In the event of any liquidation, dissolution or winding up, Series B Preferred Stockholders are entitled to receive prior to any assets distributed to Series A Preferred stockholders or Common stockholders, an amount equal to $3.00 for each outstanding share of Series B Preferred Stock plus declared but unpaid dividends, if any. Upon complete distribution to holders of Series B Preferred Stock, Series A Preferred stockholders are entitled to receive $0.60 for each outstanding share of Series A Preferred Stock plus declared but unpaid dividends, if any.

After payment of the full Preferred Stock liquidation amounts, the remaining funds and assets of the Company legally available for distribution will be distributed ratably to the holders of Common Stock and Preferred Stock on an “as if converted to Common Stock” basis.

If, upon any such liquidation event, the remaining assets of the Company available for distribution are insufficient to pay the holders of Preferred Stock the full amount of the Preferred Stock liquidation payment, each of the holders of Preferred Stock will share ratably in any distribution of the remaining assets and funds of the Company in proportion to the respective amounts which would otherwise be payable.

Voting rights	Each outstanding share of Preferred Stock is entitled to a number of votes equal to the number of whole shares of Common Stock into which such shares of Preferred Stock are then convertible.

Conversion	Each share of Series A Preferred Stock and Series B Preferred Stock is convertible, at the option of the holder, at any time into such number of fully paid and non-assessable shares of Common Stock determined by multiplying each share of Preferred Stock by the original issue price and dividing the result by the conversion price, subject to adjustment. Initially, the conversion price was $0.60 for the Series A Preferred Stock and $3.00 for the Series B Preferred Stock.

Each share of Preferred Stock will be automatically converted into shares of Common Stock at any time upon the closing of a firm commitment underwritten public offering of shares of Common Stock in which the aggregate gross proceeds from such offering to the Company is at least $10,000,000 and the price paid by the public for such shares is at least $6.00 per share, or at the election by the holders of at least a majority of the voting power of the then outstanding shares of Preferred Stock voting as a single class on an as converted to Common Stock basis.